Shareholder Report	12 Months Ended	58 Months Ended	97 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.
Entity Central Index Key	0001462712
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000078270
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	Investor Class
Trading Symbol	TRULX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Investor Class	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and strong gains in companies exposed to artificial intelligence (AI). Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected that President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the S&P 500 Index, stock selection in information technology led contributors to relative performance. NVIDIA was a significant contributor, as the company thrived as demand increased sharply for its graphics processing units (GPU)—driven particularly by generative AI advancement—alongside positive sentiment for its high-end GPU chip innovation. Stock choices in materials also added value, led by International Paper.

  In contrast, stock selection in industrials and business services led relative detractors. Despite solid performance against a tough industry backdrop, Old Dominion Freight Line shares fell due to a prolonged freight recession that led to lower freight volumes, decreased fuel charge revenues, and increased operational expenses. In health care, stock choices and an overweight exposure to the sector also hurt, especially our position in Regeneron Pharmaceuticals.

  The fund is actively managed and aims for long-term capital growth through fundamental, bottom-up research, blending growth and value investing to select stocks with favorable fundamentals, earnings potential, and valuation. Over the year, the fund increased its absolute position in information technology and reduced its absolute allocation to health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Large-Cap Core Fund (Investor Class)	23.00%	13.19%	12.54%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,228,370,000	$ 19,228,370,000	$ 19,228,370,000
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount	$ 20,906,000
InvestmentCompanyPortfolioTurnover	58.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,228,370 Number of Portfolio Holdings78
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Financials	12.3
Health Care	11.3
Industrials & Business Services	11.2
Consumer Discretionary	10.4
Consumer Staples	6.4
Communication Services	6.0
Energy	5.3
Materials	2.9
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.4
Microsoft	5.7
Amazon.com	5.1
Alphabet	3.4
Visa	2.9
JPMorgan Chase	2.0
UnitedHealth Group	1.9
Netflix	1.7
Eli Lilly	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000078271
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	Advisor Class
Trading Symbol	PAULX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Advisor Class	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and strong gains in companies exposed to artificial intelligence (AI). Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected that President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the S&P 500 Index, stock selection in information technology led contributors to relative performance. NVIDIA was a significant contributor, as the company thrived as demand increased sharply for its graphics processing units (GPU)—driven particularly by generative AI advancement—alongside positive sentiment for its high-end GPU chip innovation. Stock choices in materials also added value, led by International Paper.

  In contrast, stock selection in industrials and business services led relative detractors. Despite solid performance against a tough industry backdrop, Old Dominion Freight Line shares fell due to a prolonged freight recession that led to lower freight volumes, decreased fuel charge revenues, and increased operational expenses. In health care, stock choices and an overweight exposure to the sector also hurt, especially our position in Regeneron Pharmaceuticals.

  The fund is actively managed and aims for long-term capital growth through fundamental, bottom-up research, blending growth and value investing to select stocks with favorable fundamentals, earnings potential, and valuation. Over the year, the fund increased its absolute position in information technology and reduced its absolute allocation to health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Large-Cap Core Fund (Advisor Class)	22.61%	12.84%	12.22%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,228,370,000	$ 19,228,370,000	$ 19,228,370,000
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount	$ 20,906,000
InvestmentCompanyPortfolioTurnover	58.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,228,370 Number of Portfolio Holdings78
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Financials	12.3
Health Care	11.3
Industrials & Business Services	11.2
Consumer Discretionary	10.4
Consumer Staples	6.4
Communication Services	6.0
Energy	5.3
Materials	2.9
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.4
Microsoft	5.7
Amazon.com	5.1
Alphabet	3.4
Visa	2.9
JPMorgan Chase	2.0
UnitedHealth Group	1.9
Netflix	1.7
Eli Lilly	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177203
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	I Class
Trading Symbol	RCLIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - I Class	$64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and strong gains in companies exposed to artificial intelligence (AI). Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected that President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the S&P 500 Index, stock selection in information technology led contributors to relative performance. NVIDIA was a significant contributor, as the company thrived as demand increased sharply for its graphics processing units (GPU)—driven particularly by generative AI advancement—alongside positive sentiment for its high-end GPU chip innovation. Stock choices in materials also added value, led by International Paper.

  In contrast, stock selection in industrials and business services led relative detractors. Despite solid performance against a tough industry backdrop, Old Dominion Freight Line shares fell due to a prolonged freight recession that led to lower freight volumes, decreased fuel charge revenues, and increased operational expenses. In health care, stock choices and an overweight exposure to the sector also hurt, especially our position in Regeneron Pharmaceuticals.

  The fund is actively managed and aims for long-term capital growth through fundamental, bottom-up research, blending growth and value investing to select stocks with favorable fundamentals, earnings potential, and valuation. Over the year, the fund increased its absolute position in information technology and reduced its absolute allocation to health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
U.S. Large-Cap Core Fund (I Class)	23.08%	13.28%	13.84%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.20
S&P 500 Index (Strategy Benchmark)	25.02	14.53	14.88

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,228,370,000	$ 19,228,370,000	$ 19,228,370,000
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount	$ 20,906,000
InvestmentCompanyPortfolioTurnover	58.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,228,370 Number of Portfolio Holdings78
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Financials	12.3
Health Care	11.3
Industrials & Business Services	11.2
Consumer Discretionary	10.4
Consumer Staples	6.4
Communication Services	6.0
Energy	5.3
Materials	2.9
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.4
Microsoft	5.7
Amazon.com	5.1
Alphabet	3.4
Visa	2.9
JPMorgan Chase	2.0
UnitedHealth Group	1.9
Netflix	1.7
Eli Lilly	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219317
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	Z Class
Trading Symbol	TRZLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and strong gains in companies exposed to artificial intelligence (AI). Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected that President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the S&P 500 Index, stock selection in information technology led contributors to relative performance. NVIDIA was a significant contributor, as the company thrived as demand increased sharply for its graphics processing units (GPU)—driven particularly by generative AI advancement—alongside positive sentiment for its high-end GPU chip innovation. Stock choices in materials also added value, led by International Paper.

  In contrast, stock selection in industrials and business services led relative detractors. Despite solid performance against a tough industry backdrop, Old Dominion Freight Line shares fell due to a prolonged freight recession that led to lower freight volumes, decreased fuel charge revenues, and increased operational expenses. In health care, stock choices and an overweight exposure to the sector also hurt, especially our position in Regeneron Pharmaceuticals.

  The fund is actively managed and aims for long-term capital growth through fundamental, bottom-up research, blending growth and value investing to select stocks with favorable fundamentals, earnings potential, and valuation. Over the year, the fund increased its absolute position in information technology and reduced its absolute allocation to health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
U.S. Large-Cap Core Fund (Z Class)	23.79%	21.96%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
S&P 500 Index (Strategy Benchmark)	25.02	22.60

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,228,370,000	$ 19,228,370,000	$ 19,228,370,000
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount	$ 20,906,000
InvestmentCompanyPortfolioTurnover	58.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,228,370 Number of Portfolio Holdings78
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	30.7%
Financials	12.3
Health Care	11.3
Industrials & Business Services	11.2
Consumer Discretionary	10.4
Consumer Staples	6.4
Communication Services	6.0
Energy	5.3
Materials	2.9
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.4
Microsoft	5.7
Amazon.com	5.1
Alphabet	3.4
Visa	2.9
JPMorgan Chase	2.0
UnitedHealth Group	1.9
Netflix	1.7
Eli Lilly	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless